Right of Use Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about Right-of-use assets [Line Items]
Additions to the right of use assets	$ 40	$ 473
Cash outflow for lease	$ 682	$ 691
Bottom of range [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term of contract	1 year
Top Of Range [Member]
Disclosure of detailed information about Right-of-use assets [Line Items]
Lease term of contract	37 years